UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23084

Series Portfolios Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Ryan Roell, President
Series Portfolios Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6839
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2019

Date of reporting period:  October 31, 2019

Item 1. Reports to Stockholders.

Equable Shares Large Cap Fund

Institutional Class     EQLIX

Annual Report
October 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.equableshares.com/funds), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or a bank) or, if you are a direct investor, by calling 1-888-898-2024 or by sending an email request to service@equableshares.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-888-898-2024 or send an email request to service@equableshares.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

EQUABLE SHARES LARGE CAP FUND

Fund Performance

Since the inception of the Equable Shares Large Cap Fund (the “Fund”) on June 1, 2019 through October 31, 2019, the Fund returned 6.30%, while the S&P 500 Index (the “Index”) returned 11.22% over the same period. A comparable benchmark, a 60%/40% blend of the S&P 500 Index and Bloomberg Barclays Government/Credit Bond Index, returned 8.54%.

Performance Discussion

The Fund maintains a long position in the SPDR S&P 500 ETF (“SPY”), an exchange traded fund (“ETF”) that tracks the S&P 500 Index. Simultaneously, the Fund writes a fully covered call option against SPY, the underlying security.

The Fund seeks to generate income through a combination of call option premium and SPY dividends. Since the Fund writes call options with a strike price at- or near-the-money, returns will be capped in a rising market and provide some level of hedge in a declining market.

Markets were mostly positive during the five-month period ending October 31, 2019. Against this backdrop, the Fund performed as expected. The Fund delivered limited upside participation in four of the five months while offering downside protection in August, when the S&P 500 Index declined 1.58% and the Fund was flat, returning 0.00%.

Looking Forward

The markets have had a strong run, with the S&P 500 Index up 23.16% through October in 2019. While we do not offer views on market direction, our expectation is for increased levels of market volatility driven by uncertainty around trade policy, geopolitical concerns, the Federal Reserve, global growth, and the upcoming elections. The Fund may potentially benefit from increased levels of volatility, which should generate larger amounts of call premium.

Our primary goal is to reward long-term investors with a degree of risk management in a range of market environments.

Thanks,

Ron Santella
CEO

EQUABLE SHARES LARGE CAP FUND

Past performance is not a guarantee of future results.

Must be preceded or accompanied by a current prospectus.

Fund holdings and sector allocations are subject to change and are not a recommendation to buy or sell any security. Please see the Schedules of Investments and Written Options for a complete list of Fund holdings.

The S&P 500 Index is a widely-used benchmark generally used to measure the performance of the US Stock Market, represented by 500 companies in the US with large market capitalizations.

The Bloomberg Barclays US Government/Credit Bond Index is a broad-based flagship benchmark that measures the non-securitized component of the US Aggregate Index. It includes investment grade, US dollar-denominated, fixed-rate Treasuries, government-related and corporate securities. Blended benchmark returns assume a monthly rebalance. It is not possible to invest directly in an index.

The 60%/40% blend of the S&P 500 Index and Bloomberg Barclays Government/Credit Bond Index is a custom benchmark that tracks a hypothetical investment that consists of 60% S&P 500 Index and 40% Bloomberg Barclays US Government/Credit Bond Index.

A covered call is an options strategy characterized by a long position in a security and a short (sold) call option on the security. Writing covered call options provides cash flow from option premiums and reduces the impact of market volatility on the Fund’s investment portfolio. A call option gives the buyer the right to purchase a security from the writer of the option at a specified price (the “strike price”) prior to a certain date (the “expiration date”) in exchange for cash paid to the writer on the day the option is written (the “premium”). A written call option is “covered” if the Fund owns the underlying security subject to the call option at all times during the option period. When the Fund writes a covered call option, the Fund receives cash in the form of the premium in exchange for giving up a portion of the future upside gains from the underlying security. In addition, a covered call option partially hedges against declines in the price of the underlying security, to the extent of the premium the Fund receives. Writing covered call options helps to mitigate declines in the Fund’s portfolio of equity securities, though it limits the Fund’s ability to profit from increases in the value of the Fund’s portfolio of equity securities.

An “at-the-money” call option has a strike price equivalent to the market price, whereas an “out-of-the-money” call option has a strike price greater than the market price. A “near-the-money” call option has a strike price within 3% of the market price.

Mutual fund investing involves risk. Principal loss is possible. The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. It is possible in certain situation that the use of derivatives (such as options) may have the effect of increasing the volatility of the Fund’s portfolio. The Fund invests in derivatives for hedging and non-hedging purposes. The writer of an option is subject to the risk of loss resulting from the difference between the premium received for the option and the price of the security or other instrument underlying the option that the writer must purchase or deliver upon exercise of the option. Writing covered calls may limit the Fund’s ability to participate in price increases of the underlying securities. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks overtime. In addition, the Fund’s ability to sell the underlying securities will be limited while the option is in effect. The Fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Investing in a non-diversified mutual fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in the value of one security may represent a greater portion of the total assets of a non-diversified fund. Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies. The Fund may invest in shares of investment companies, including ETFs. The risks of investment in these securities typically reflect the risks of the types of instruments in which the investment company invests. When the Fund invests in investment company securities, shareholders of the Fund bear indirectly their proportionate share of their fees and expenses, as well as their share of the Fund’s fees and expenses.

Equable Shares Large Cap Fund is distributed by Quasar Distributors, LLC.

EQUABLE SHARES LARGE CAP FUND

Value of $100,000 Investment (Unaudited)

The chart assumes an initial investment of $100,000. Performance reflects waivers of fees and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Rates of Return (%) – As of October 31, 2019

Since Inception(1)
Equable Shares Large Cap Fund	6.30%
S&P 500 Index(2)	11.22%

(1)	Inception date of the Fund was June 1, 2019.
(2)
The S&P 500 Index is widely regarded as the best single gauge of large-cap US equities and serves as the foundation for a wide range of investment products. The index includes 500 leading companies and captures approximately 80% coverage of available market capitalization.

EQUABLE SHARES LARGE CAP FUND

Expense Example (Unaudited)
October 31, 2019

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund specific expenses. The expense example is intended to help the shareholder understand ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the most recent period.

The Actual Expenses comparison provides information about actual account values and actual expenses. A shareholder may use the information in this line, together with the amount invested, to estimate the expenses paid over the period. A shareholder may divide his/her account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses paid on his/her account during this period.

The Hypothetical Example for Comparison Purposes provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period. A shareholder may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, a shareholder would compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemptions fees or exchange fees. Therefore, the Hypothetical Example for Comparisons Purposes is useful in comparing ongoing costs only and will not help to determine the relevant total costs of owning different funds. In addition, if these transactional costs were included, shareholder costs would have been higher.

				Expenses Paid
	Annualized Net	Beginning	Ending	During Period(1)
	Expense Ratio	Account Value	Account Value	(6/1/2019 to
Institutional Class	(10/31/2019)	(6/1/2019)	(10/31/2019)	10/31/2019)
Actual(2)	1.20%	$1,000.00	$1,063.00	$5.19
Hypothetical (5% annual return before expenses)	1.20%	$1,000.00	$1,015.93	$5.07

(1)	Expenses are equal to the Fund’s annualized expense ratio for the period multiplied by the average account value over the period, multiplied by 153/365 to reflect the since inception period.
(2)	Based on the actual returns for the period from inception through October 31, 2019 of 6.30%.

EQUABLE SHARES LARGE CAP FUND

Allocation of Portfolio(1) (% of Net Assets) (Unaudited)
October 31, 2019

(1)	Data expressed excludes written options. Please refer to the Schedule of Investments and Schedule of Written Options for more details on the Fund’s individual holdings.

EQUABLE SHARES LARGE CAP FUND

Schedule of Investments
October 31, 2019

	Shares	Value
EXCHANGE TRADED FUNDS – 96.85%
SPDR S&P 500 ETF Trust (a)(b)	75,000	$22,749,750
Total Exchange Traded Funds
(Cost $21,841,725)		22,749,750

SHORT TERM INVESTMENTS – 5.72%
First American Government Obligations Fund, Share Class X, 1.75% (c)	1,343,624	1,343,624
Total Short Term Investments
(Cost $1,343,624)		1,343,624

Total Investments
(Cost $23,185,349) – 102.57%		24,093,374
Liabilities in Excess of Other Assets – (2.57)%		(604,680)
Total Net Assets – 100.00%		$23,488,694

ETF – Exchange Traded Fund
(a)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(b)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements is available from the SEC’s EDGAR database at www.sec.gov.

(c)	The rate quoted is the annualized seven-day effective yield as of October 31, 2019.

The accompanying notes are an integral part of these financial statements.

EQUABLE SHARES LARGE CAP FUND

Schedule of Written Options
October 31, 2019

	Contracts (a)	Notional Amount	Value
WRITTEN CALL OPTIONS
SPDR S&P 500 ETF Trust
Expiration: December 2019, Exercise Price: $300.00	(750)	$(22,749,750)	$(559,079)
Total Written Options
(Premiums received $527,623)			$(559,079)

ETF – Exchange Traded Fund
(a)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.

EQUABLE SHARES LARGE CAP FUND

Statement of Assets and Liabilities
October 31, 2019

ASSETS:
Investments, at value (Cost $23,185,349)	$24,093,374
Dividends and interest receivable	1,939
Receivable from the Adviser	453
Prepaid expenses and other receivables	1,012
Total assets	24,096,778

LIABILITIES:
Written option contracts, at value (Premiums received $527,623)	559,079
Payable for audit fees	17,000
Payable for fund administration and fund accounting fees	14,255
Payable for transfer agent fees	3,549
Payable for trustees’ fees	2,388
Payable for compliance fees	1,760
Payable for custodian fees	834
Accrued expenses and other liabilities	9,219
Total liabilities	608,084

NET ASSETS	$23,488,694

NET ASSETS CONSISTS OF:
Paid-in capital	$22,773,546
Total distributable earnings	715,148
Total net assets	$23,488,694

Institutional
Class Shares
Net assets	$23,488,694
Shares issued and outstanding(1)	2,209,129
Net asset value, offering, and redemption price per share	$10.63

(1)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

EQUABLE SHARES LARGE CAP FUND

Statement of Operations
For the Period Ended October 31, 2019(1)

INVESTMENT INCOME:
Dividend income	$110,867
Interest	9,648
Total investment income	120,515

EXPENSES:
Investment advisory fees (See Note 3)	40,172
Fund administration and fund accounting fees (See Note 3)	35,406
Federal and state registration fees	18,984
Audit fees	17,000
Transfer agent fees (See Note 3)	10,080
Legal fees	9,441
Sub-transfer agent fees	5,094
Trustees’ fees (See Note 3)	4,830
Compliance fees (See Note 3)	4,400
Reports to shareholders	2,559
Custodian fees (See Note 3)	2,085
Other	2,478
Total expenses before reimbursement	152,529
Less: Expense reimbursement by Adviser (See Note 3)	(88,255)
Net expenses	64,274
NET INVESTMENT INCOME	56,241

REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	106
Written option contracts expired or closed	(217,768)
Net realized loss	(217,662)
Net change in unrealized appreciation (depreciation) on:
Investments	908,025
Written option contracts	(31,456)
Net change in unrealized appreciation	876,569
Net realized and change in unrealized gain on investments	658,907
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$715,148

(1)	Inception date of the Fund was June 1, 2019.

The accompanying notes are an integral part of these financial statements.

EQUABLE SHARES LARGE CAP FUND

Statement of Changes in Net Assets

For the
Period Ended
October 31, 2019(1)
OPERATIONS:
Net investment income	$56,241
Net realized loss on investments and written option contracts expired or closed	(217,662)
Net change in unrealized appreciation on investments and written option contracts	876,569
Net increase in net assets resulting from operations	715,148

CAPITAL SHARE TRANSACTIONS:
Net increase in net assets resulting from capital share transactions(2)	22,773,546

NET INCREASE IN NET ASSETS	23,488,694

NET ASSETS:
Beginning of period	—
End of period	$23,488,694

(1)	Inception date of the Fund was June 1, 2019.
(2)	A summary of capital share transactions is as follows:

	For the Period Ended
	October 31, 2019(1)
SHARE TRANSACTIONS:	Shares	Amount
Institutional Class:
Issued	2,209,908	$22,781,691
Redeemed	(779)	(8,145)
Net increase in shares outstanding	2,209,129	$22,773,546

The accompanying notes are an integral part of these financial statements.

EQUABLE SHARES LARGE CAP FUND

Financial Highlights

For the Period
Inception through
October 31, 2019(1)
Institutional Class

PER SHARE DATA(2):
Net asset value, beginning of period	$10.00

INVESTMENT OPERATIONS:
Net investment income(3)(4)	0.05
Net realized and unrealized gain on investments	0.58
Total from investment operations	0.63
Net asset value, end of period	$10.63

TOTAL RETURN(5)	6.30%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$23,489
Ratio of gross expenses to average net assets:
Before expense reimbursement(6)(7)	2.85%
After expense reimbursement(6)(7)	1.20%
Ratio of net investment income to average net assets(6)	1.05%
Portfolio turnover rate(5)(8)	0.04%

(1)	Inception date of the Fund was June 1, 2019.
(2)	For an Institutional Class share outstanding for the entire period.
(3)	Calculated based on average shares outstanding during the period.
(4)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests.  The ratio does not include net investment income of the exchange traded funds in which the fund invests.

(5)	Not annualized for periods less than one year.
(6)	Annualized for periods less than one year.
(7)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments.  Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(8)
The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments and short-term options). The denominator includes the average fair value of long positions throughout the period.

The accompanying notes are an integral part of these financial statements.

EQUABLE SHARES LARGE CAP FUND

Notes to the Financial Statements
October 31, 2019

1.  ORGANIZATION

Series Portfolios Trust (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated July 27, 2015. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Equable Shares Large Cap Fund (the “Fund”) is a non-diversified series with its own investment objectives and policies within the Trust. The primary investment objective of the Fund is to seek income and capital preservation. The Fund commenced operations on June 1, 2019. The Fund’s investment adviser, Teramo Advisors, LLC (the “Adviser”) is responsible for providing management oversight, investment advisory services, day-to-day management of the Fund’s assets, as well as compliance, sales, marketing, and operations services to the Fund. Organizational costs consist of costs incurred to establish the Fund and enable it to legally do business. These expenses were borne by the Adviser and are not subject to reimbursement by the Fund. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Board Codification (the “Codification”) Topic 946 Financial Services – Investment Companies. The Fund does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment advisor with any other series of the Trust.

The Fund offers one share class, Institutional Class. Institutional Class shares have no front end sales load, no deferred sales charge, and no redemption fee. Institutional Class shares are not subject to a distribution or shareholder servicing fees.

The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges except with respect to distribution fees and voting rights on matters affecting a single share class.

2.  SIGNIFICANT ACCOUNTING POLICIES

The Fund’s shares are expected to be offered for purchase periodically based on the duration of the options it writes, which is currently three to six months. The Fund typically expects to close to new purchases prior to the writing of a new option. When the Fund closes to new purchases, it will typically not open again until the expiration of the options written, unless the Adviser determines otherwise. Shareholders of the Fund will be provided advance written notice when a Fund will be available for purchase. Pursuant to the requirements of the 1940 Act, shareholders will maintain daily redemption rights. During the period, the Fund last opened and closed to new purchases as of September 16, 2019 and September 18, 2019, respectively.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A.  Investment Valuation – The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchanged traded equity security does not

EQUABLE SHARES LARGE CAP FUND

Notes to the Financial Statements – Continued
October 31, 2019

trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange traded funds, are valued at their reported net asset values (“NAV”). To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

Exchange traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange-traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Exchange traded options and Flexible Exchange® options (“FLEX Options”) are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. If the composite mean price is not available, models such as Black-Scholes can be used to value the options. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. These securities are categorized in Level 2 of the fair value hierarchy.

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”). These securities are categorized in Level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (the “Board”). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset values per share.  The Board has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board regularly reviews reports that describe any fair value determinations and methods.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

EQUABLE SHARES LARGE CAP FUND

Notes to the Financial Statements – Continued
October 31, 2019

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of October 31, 2019:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Exchange Traded Funds	$22,749,750	$—	$—	$22,749,750
Short Term Investments	1,343,624	—	—	1,343,624
Total	$24,093,374	$—	$—	$24,093,374

Liabilities
Written Call Options	$—	$(559,079)	$—	$(559,079)
Total	$—	$(559,079)	$—	$(559,079)

As of the period ended October 31, 2019, the Fund did not hold any Level 3 securities, nor were there any transfers into or out of Level 3.

B.  Cash and Cash Equivalents – The Fund considers highly liquid short-term fixed income investments purchased with an original maturity of less than three months and money market funds to be cash equivalents. Cash equivalents are included in short term investments on the Schedule of Investments as well as in investments on the Statement of Assets and Liabilities. Temporary cash overdrafts are reported as payable to custodian.

C.  Written Option Contracts – The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes (sells) put or call options for hedging purposes, volatility management purposes, or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced daily to reflect the current value of the option written. Refer to Note 2 A. for a pricing description. By writing an option, a Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 K. for further derivative disclosures and Note 2 H. for further counterparty risk disclosure.

When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes gains or losses if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized appreciation or depreciation on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the premium originally received decreases the cost basis of the security and the Fund realizes gains or losses from the sale of the underlying security. When a written put option is exercised, the cost of the security acquired is decreased by the premium received for the put.

D.  Flex Options – FLEX Options are customized option contracts available through the CBOE that are guaranteed for settlement by The Options Clearing Corporation (“OCC” or the “Clearinghouse”). FLEX Options provide investors with the ability to customize exercise prices and expiration dates, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. The Fund bears the risk that the Clearinghouse will be unable or unwilling to perform its obligations under the FLEX Options contracts.

EQUABLE SHARES LARGE CAP FUND

Notes to the Financial Statements – Continued
October 31, 2019

E.  Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

F.  Security Transactions, Income and Expenses – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities.

G.  Share Valuation – The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on days which the New York Stock Exchange (“NYSE”) is closed for trading.

H.  Counterparty Risk – The Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor its obligations. The Adviser considers the credit worthiness of each counterparty to a contract in evaluating potential credit risk. Written options contracts sold on an exchange do not expose the Fund to counterparty risk; the exchange’s clearinghouse guarantees the options against counterparty nonperformance. Over-the-counter options counterparty risk includes the risk of loss of the full amount of any net unrealized appreciation.

I.  Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

J.  Statement of Cash Flows – Pursuant to the Cash Flows Topic of the Codification, the Fund qualifies for an exemption from the requirement to provide a statement of cash flows and has elected not to provide a statement of cash flows.

K.  Derivatives – The Fund may utilize derivative instruments such as options and other instruments with similar characteristics to the extent that they are consistent with the Fund’s respective investment objectives and limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities. Derivatives also may create leverage which will amplify the effect of their performance on the Fund and may produce significant losses. Refer to Note 6 for further derivative disclosure.

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Fund’s Statement of Assets and Liabilities and Statement of Operations. For the period ended October 31, 2019, the Fund’s average derivative volume is described below:

	Average	Average
	Quantity	Notional Value
Written Option Contracts	463	$13,779,756

EQUABLE SHARES LARGE CAP FUND

Notes to the Financial Statements – Continued
October 31, 2019

Statement of Assets and Liabilities

Fair values of derivative instruments as of October 31, 2019:

	Statement of Assets and	Fair Value
	Liabilities Location	Assets	Liabilities
Written Option Contracts	Written option contracts,
Equity	at value	$—	$559,079
Total fair value of derivative instruments		$—	$559,079

Statement of Operations

The effect of derivative instruments on the Statement of Operations for the period ended October 31, 2019:

Amount of Realized Gain (Loss) on Derivatives

	Written
	Option
Derivatives	Contracts	Total
Equity Contracts	$(217,768)	$(217,768)
Total	$(217,768)	$(217,768)

Change in Unrealized Appreciation (Depreciation) on Derivatives

	Written
	Option
Derivatives	Contracts	Total
Equity Contracts	$(31,456)	$(31,456)
Total	$(31,456)	$(31,456)

3.  RELATED PARTY TRANSACTIONS

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee in accordance with the breakpoint annual advisory fee schedule below based on the average daily net assets of the Fund:

AUM Range (in millions)	Management Fee
Less than $250	0.75%
Between $250 and $500	0.70%
Greater than $500	0.65%

The Fund’s Adviser has contractually agreed to reduce its management fees and/or absorb expenses of the Fund to ensure that total annual operating expenses after fee waiver and/or expense reimbursement (excluding any acquired fund fees and expenses, front-end or contingent deferred loads, dividends and interest on short positions, taxes, interest, brokerage fees (including commissions, mark-ups and mark-downs) and other transactional expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.20% of the Fund’s average daily net asset value. Fees waived and reimbursed expenses are subject to possible recoupment from the Fund in future years on a rolling three year basis (i.e. within 36 months after the fees have been waived or reimbursed) not to exceed the expense limitation in place at the time such amounts were waived or reimbursed. The Operating Expenses Limitation Agreement is intended to be continual in nature and cannot be

EQUABLE SHARES LARGE CAP FUND

Notes to the Financial Statements – Continued
October 31, 2019

terminated within one year after the effective date of the Fund’s prospectus and subject thereafter to termination at any time upon 60 days written notice and approval by the Board and the Adviser.

Waived fees and reimbursed expenses subject to potential recovery within the year of expiration are as follows:

Expiration	Amount
10/31/2022	$88,255

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) acts as the Fund’s Administrator, transfer agent, and fund accountant. U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Board; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals. The officers of the Trust, including the chief compliance officer, are employees of the Administrator. A trustee of the Trust is an officer of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the period ended October 31, 2019 are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator. A Trustee of the Trust is affiliated with Fund Services and the Custodian.  This same Trustee is an interested person of the Distributor.

4.  TAX FOOTNOTE

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required. As of, and during the period ended October 31, 2019, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority and did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. The Fund is subject to examination by taxing authorities for the tax period since the commencement of operations.

At October 31, 2019, the components of accumulated earnings (losses) on a tax basis were as follows:

Tax cost of Investments	$23,185,349
Gross unrealized appreciation	$928,140
Gross unrealized depreciation	(51,571)
Net unrealized appreciation	876,569
Undistributed ordinary income	56,241
Undistributed long-term capital gains	0
Other accumulated losses	(217,662)
Total distributable earnings	$715,148

EQUABLE SHARES LARGE CAP FUND

Notes to the Financial Statements – Continued
October 31, 2019

As of October 31, 2019, the Fund had $217,662 in short-term capital loss carryovers which will be permitted to be carried over for an unlimited period. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable period subsequent to October 31 and December 31, respectively. For the taxable year ended October 31, 2019, the Fund does not plan to defer any qualified late year losses.

Distributions to Shareholders – The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. For the period ended October 31, 2019 there were no reclassifications made. There were no distributions made by the Fund during the period ended October 31, 2019.

5.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short term investments and short term options, by the Fund for the period ended October 31, 2019, were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	$21,845,854	$4,235

6.  OFFSETTING ASSETS AND LIABILITIES

During the ordinary course of business, the Fund may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreement. As of October 31, 2019, the Fund did not enter into any netting agreements which would require any portfolio securities to be netted.

		Gross	Net Amounts	Gross Amounts not
	Gross	Amounts	Presented	offset in the Statement
	Amounts of	Offset in the	in the	of Assets and Liabilities
	Recognized	Statement of	Statement		Collateral
	Assets/	Assets and	of Assets	Financial	Received/	Net
	Liabilities	Liabilities	and Liabilities	Instruments*	Pledged	Amount
Liabilities:
Written Option Contracts	$559,079	$—	$559,079	$559,079	$—	$—
	$559,079	$—	$559,079	$559,079	$—	$—

*  Offset with underlying exchange traded fund held long. See Schedule of Investments for more details.

EQUABLE SHARES LARGE CAP FUND

Notes to the Financial Statements – Continued
October 31, 2019

7.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of October 31, 2019, three broker dealers, for the benefit of their customers, owned 95.65% of the outstanding shares of the Fund. Shareholders with a controlling interest could affect the outcome of proxy voting or direction of management of the Fund.

8.  SUBSEQUENT EVENTS

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

As of November 22, 2019, Jennifer E. Kienbaum no longer serves as Chief Compliance Officer and Anti-Money Laundering Officer. As of November 26, 2019, Donna M. Barrette has replaced Ms. Kienbaum as Chief Compliance Officer and Anti-Money Laundering Officer.

On November 25, 2019, U.S. Bancorp, the parent company of Quasar Distributors, LLC, the Fund’s distributor, announced that it had signed a purchase agreement to sell Quasar to Foreside Financial Group, LLC such that Quasar will become a wholly-owned broker-dealer subsidiary of Foreside.  The transaction is expected to close by the end of March 2020.  Quasar will remain the Fund’s distributor at the close of the transaction, subject to Board approval.

EQUABLE SHARES LARGE CAP FUND

Report of Independent Registered Public Accounting Firm

To the Shareholders of Equable Shares Large Cap Fund and
Board of Trustees of Series Portfolios Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedules of investments and written options, of Equable Shares Large Cap Fund (the “Fund”), a series of Series Portfolios Trust, as of October 31, 2019, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period June 1, 2019 (commencement of operations) through October 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2019, and the results of its operations, the changes in its net assets, and the financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of October 31, 2019, by correspondence with the custodian and brokers. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audit provides a reasonable basis for our opinion.

We have served as auditor for one or more investment companies advised by Teramo Advisors, LLC since 2018.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
December 23, 2019

EQUABLE SHARES LARGE CAP FUND

Board Consideration of Investment Advisory Agreement
(Unaudited)

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board” or the “Trustees”) of Series Portfolios Trust (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and who are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must approve the investment advisory agreement for any new fund of the Trust.

At an in-person meeting held on January 17-18, 2018 (the “Meeting”), the Board, including the Independent Trustees, considered and approved an advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Equable Shares Large Cap Fund (formerly, the Equable Shares Small Cap Fund Series 2, and hereinafter, the “Fund”), and Teramo Advisors, LLC (“Teramo”), for an initial two -year term, effective at the time the Fund commences operations. At the Meeting, the Board considered the factors and reached the conclusions described below in selecting Teramo to serve as the Fund’s investment adviser and approving the Advisory Agreement.

In advance of the Meeting, Teramo provided information to the Board in response to requests submitted to it by U.S. Bank Global Fund Services (“Fund Services”), the Fund’s administrator, on behalf of the Board, to facilitate the Board’s evaluation of the terms of the Advisory Agreement. The information furnished by Teramo included materials describing, among other matters: (i) the nature, extent, and quality of the services to be provided to the Fund by Teramo; (ii) the investment performance of the strategy to be used in managing the Fund; (iii) the Fund’s overall fees and operating expenses and the management fees to be payable by the Fund to Teramo compared with those of a peer group of mutual funds; (iv) Teramo’s projected profitability; and (v) other potential “fall-out” benefits Teramo may receive based on its relationship with the Fund.

In considering and approving the Advisory Agreement, the Board considered the information it believed relevant, including, but not limited to, the information discussed below. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors. The Independent Trustees were assisted in their evaluation of the Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from management and the Interested Trustee. The following summarizes a number of relevant, but not necessarily all, factors considered by the Board in reaching its determination.

Nature, Extent and Quality of Services to be Provided to the Fund

The Board received and considered various information regarding the nature, extent and quality of services to be provided to the Fund by Teramo under the Advisory Agreement. This information included, among other things, the qualifications, background, tenure and responsibilities of the portfolio manager who will be primarily responsible for the day-to-day portfolio management of the Fund. It also included information about Teramo’s plans with respect to the Fund’s investment process and portfolio strategy, the approach to security selection and the overall positioning of the Fund’s portfolio.

In particular, the Board considered that the Fund’s strategy is to seek to deliver a targeted outcome in comparison to the U.S. small capitalization equity market through use of covered call options. The Board also considered that Teramo is a newly formed and registered investment adviser with no operating history or performance track record, though the firm retains significant capital to conduct its business and its Chief Investment Officer’s background and experience in the investment management industry are substantial. The Board also met with Teramo’s Chief Investment Officer in person.

EQUABLE SHARES LARGE CAP FUND

Board Consideration of Investment Advisory Agreement
(Unaudited) – Continued

The Board evaluated the ability of Teramo, based on attributes such as its financial condition, resources and reputation, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance program and compliance record of Teramo.

Investment Performance

The Board acknowledged that the Fund is newly formed and had no actual investment performance record, and that, as a newly formed investment adviser, Teramo also had no performance track record. The Board reviewed synthetic investment performance information prepared by Teramo by applying the Fund’s strategy to historical data from the Chicago Board Options Exchange from May 21, 2004 to May 19, 2017, including comparisons of such performance to the iShares Russell 2000 Index Fund and a 60%/40% blend of the Russell 2000 Total Return Index and the Bloomberg Aggregate Bond Index, a relevant benchmark index. The Board was advised that the strategy utilized in generating the synthetic performance returns was the same as that of the Fund, though the Board recognized it was for informational and comparative purposes, rather than representative of the Fund’s own performance information and operating history. The Board noted that it would have the opportunity to review the Fund’s actual performance on an on-going basis after its launch and in connection with future reviews of the Advisory Agreement.

Fees and Expenses

The Board received and considered information regarding the Fund’s anticipated net operating expense ratios and their various expense components, including contractual and/or estimated advisory fees, administrative fees, custodian and other non-advisory fees, and fee waiver and expense reimbursement arrangements. The Board noted the Fund would be offered at net asset value, and would not be subject to sales charges, Rule 12b-1 distribution fees or shareholder servicing fees. The Board also considered the Fund’s anticipated net expense ratios in comparison to the average and median ratios of funds in an expense group (the “Expense Group”) that was derived from information provided by Morningstar, Inc., based on screening criteria applied by Fund Services in consultation with Teramo. The Board received a description of the methodology and screening criteria used by Fund Services, to select the mutual funds and share classes in the Expense Group. The Board also compared the proposed Advisory Agreement Rate to a group of competitor funds selected by Teramo. The Board noted it would be able to reevaluate fees in the future in the context of future contract renewals.

The Board received information at the meeting about the Fund’s estimated acquired fund fees and expenses, which are not covered by the Fund’s operating expenses limitation agreement and are not included in the expense ratios shown in the Expense Group. After further discussions with the Board, Teramo agreed to lower the Fund’s net operating expense ratio limitation from 1.30% of the Fund’s net assets to 1.20%.

The Board reviewed and considered the contractual investment management fee rate that would be payable by the Fund to Teramo for investment advisory services (the “Management Fee Rate”). Among other information reviewed by the Board was a comparison of the Management Fee Rate of the Fund with those of other funds in the Expense Group. The Board noted the Management Fee Rate of the Fund was within the first quartile of the Expense Group, lower than the Expense Group’s average and median rates.

As Teramo does not manage any accounts other than the Fund, there was no information about the nature and extent of services offered and fee rates charged by Teramo to other types of clients available for review by the Board.

EQUABLE SHARES LARGE CAP FUND

Board Consideration of Investment Advisory Agreement
(Unaudited) – Continued

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Management Fee Rate was reasonable in light of the services to be covered by the Advisory Agreement.

Profitability and Economies of Scale

The Board acknowledged that there is no actual information about Teramo’s profitability earned from the Fund, but considered information about Teramo’s projected profitability based on a set of assumptions. The Board noted that it would have an opportunity to review information about actual profitability earned from the Fund in the context of future contract renewals.

With respect to possible economies of scale, the Board considered that the Fund had not yet commenced operations and that Teramo did not present the Board with information regarding the extent to which economies of scale were expected to be realized as the assets of the Fund grows. The Board noted that the Management Fee Rate did include breakpoints, which would allow shareholders to take advantage of economies of scale as the Fund grows. The Board acknowledged that the proposed fee waiver and expense reimbursement arrangements are a further means of sharing potential economies of scale with the Fund. The Board noted that it would have an opportunity to consider economies of scale in the context of future contract renewals.

Ancillary Benefits Derived from the Relationship with the Fund

The Board received and considered information regarding potential “fall-out” or ancillary benefits to Teramo, as a result of its relationship with the Fund. Ancillary benefits could include, among others, benefits attributable to research credits generated by Fund portfolio transactions, though Teramo informed the Board it did not anticipate it would enter into any soft-dollar arrangements. The Board also considered that Teramo did not manage any other accounts.

Conclusions

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved entering into the Advisory Agreement for an initial two-year term.

EQUABLE SHARES LARGE CAP FUND

Additional Information (Unaudited)
October 31, 2019

TRUSTEES AND OFFICERS

Number of
Portfolios
				in Fund	Other
	Positions	Term of Office		Complex(2)	Directorships
Name and	with	and Length of	Principal Occupations	Overseen	Held During
Year of Birth	the Trust	Time Served	During Past Five Years	by Trustees	Past Five Years

Independent Trustees of the Trust(1)

Koji Felton	Trustee	Indefinite Term;	Counsel, Kohlberg Kravis	1	Independent
(born 1961)		Since	Roberts & Co. L.P.		Trustee,
		September	(2013 – 2015).		Listed Funds
		2015.			Trust
(Since 2019).

Debra McGinty-Poteet	Trustee	Indefinite Term;	Retired.	1	Independent
(born 1956)		Since			Trustee,
		September			First Western
		2015.			Funds Trust
(Since
May 2015).

Daniel B. Willey	Trustee	Indefinite Term;	Retired. Chief Compliance	1	None
(born 1955)		Since	Officer, United Nations
		September	Joint Staff Pension Fund
		2015.	(2009 – 2017).

Interested Trustee
Dana L. Armour(3)	Chair,	Indefinite Term;	Senior Vice President,	1	None
(born 1968)	Trustee	Since	U.S. Bank (since 1988).
September
2015.

Officers of the Trust
Ryan L. Roell	President	Indefinite Term;	Assistant Vice	Not	Not
(born 1973)	and	Since	President, U.S.	Applicable	Applicable
	Principal	July	Bank Global Fund
	Executive	2019.	Services (since 2005).
Officer

Cullen O. Small	Vice	Indefinite Term;	Vice President, U.S. Bank	Not	Not
(born 1987)	President,	Since	Global Fund Services	Applicable	Applicable
	Treasurer	January	(since 2010).
	and	2019.
Principal
Financial
Officer

EQUABLE SHARES LARGE CAP FUND

Additional Information (Unaudited) – Continued
October 31, 2019

Number of
Portfolios
				in Fund	Other
	Positions	Term of Office		Complex(2)	Directorships
Name and	with	and Length of	Principal Occupations	Overseen	Held During
Year of Birth	the Trust	Time Served	During Past Five Years	by Trustees	Past Five Years

Donna Barrette	Chief	Indefinite Term;	Senior Vice President	Not	Not
(born 1966)	Compliance	Since	and Compliance Officer,	Applicable	Applicable
	Officer and	November	U.S. Bancorp Fund
	Anti-Money	2019.	Services, LLC since
	Laundering		August 2004.
Officer

Adam W. Smith	Secretary	Indefinite Term;	Vice President,	Not	Not
(born 1981)		Since	U.S. Bank Global	Applicable	Applicable
		June	Fund Services
		2019.	(since 2012).

Hailey S. Glaser	Assistant	Indefinite Term;	Assistant Vice President,	Not	Not
(born 1989)	Treasurer	Since	U.S. Bank Global Fund	Applicable	Applicable
		July	Services (since 2015);
		2019.	Audit Senior, Deloitte &
Touche LP
(2012 – 2015).

Kristen M. Pierson	Assistant	Indefinite Term;	Assistant Vice President,	Not	Not
(born 1979)	Treasurer	Since	U.S. Bank Global Fund	Applicable	Applicable
		July	Services (since 2017);
		2019.	Lead Fund Accountant,
UMB Fund Services, Inc.
(2006 – 2017).

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined by the 1940 Act (“Independent Trustees”).
(2)
As of October 31, 2019, the Trust was comprised of 9 active series (including the Fund) managed by unaffiliated investment advisors. The term “Fund Complex” applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment adviser with any other series within the Trust.

(3)
Ms. Armour is an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that she is a board member and an interested person of Quasar Distributors, LLC, the Fund's principal underwriter.

EQUABLE SHARES LARGE CAP FUND

Additional Information (Unaudited) – Continued
October 31, 2019

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, or Part F of Form N-PORT (beginning with filings after March 31, 2020), which is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q or Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund’s Form N-Q or Part F of Form N-PORT available without charge upon request by calling 1-888-898-2024.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-888-898-2024. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling 1-888-898-2024, or on the SEC’s website at www.sec.gov.

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the period ended October 31, 2019, certain dividends paid by the Fund may be reported as qualified dividend income (QDI) and may be eligible for taxation at capital gains rates. The percentage of dividends declared from ordinary income designated as QDI was 0.00%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended October 31, 2019 was 0.00%.

The percentage of taxable ordinary income distributions that are designated as long-term capital gain distributions under Internal Revenue Section 871 (k)(2)(c) was 0.00%.

EQUABLE SHARES LARGE CAP FUND

Privacy Notice (Unaudited)

The Fund collects non-public information about you from the following sources:

• Information we receive about you on applications or other forms;
• Information you give us orally; and/or
• Information about your transactions with us or others

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

(This Page Intentionally Left Blank.)

INVESTMENT ADVISER
Teramo Advisors, LLC
1016 Collier Center Way, Suite 106
Naples, FL 34110

DISTRIBUTOR
Quasar Distributors, LLC
777 East Wisconsin Avenue
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

LEGAL COUNSEL
Goodwin Procter LLP
901 New York Avenue NW
Washington, DC 20001

This report must be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-888-898-2024.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

File:  A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Debra McGinty-Poteet is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year.  The registrant’s inception date was June 1, 2019, and as such, there is only one fiscal year to present.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the past fiscal year.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning; including reviewing the Fund’s tax returns and distribution calculations. There were no “other services” provided by the principal accountant.  For the fiscal year ended October 31, 2019, the Fund’s principal accountant was Cohen & Company, Ltd.  The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

FYE 10/31/2019
Audit Fees	$14,000
Audit-Related Fees	$0
Tax Fees	$3,000
All Other Fees	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

FYE 10/31/2019
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last fiscal year.  The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 10/31/2019
Registrant	$0
Registrant’s Investment Adviser	$0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Series Portfolios Trust

By (Signature and Title) /s/ Ryan Roell
Ryan Roell, President

Date    January 2, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Ryan Roell
Ryan Roell, President

Date    January 2, 2020

By (Signature and Title) /s/ Cullen Small
Cullen Small, Principal Financial Officer

Date    January 2, 2020